Other assets	12 Months Ended
Dec. 31, 2020
Other assets.
Other assets

15. Other assets

	2020	2019
	$’000	$’000
Trade receivable – insurance	290	658
Trade receivable – services	776	1,547
Asset management receivables	713	825
Reinsurance assets	10,077	3,556
Prepayments	1,954	1,375
Financial asset held at amortized cost	500	500
Tax receivable	10,100	-
Other receivables	7,544	4,802
Total other assets	31,954	13,263